Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 4,998,148	$ 363	$ 396
Accounts receivable, net of allowance for doubtful accounts of $34,930 and $44,700, respectively	305,732	414,671	243,846
Other current assets	69,242	30,009	15,924
Total current assets	5,373,122	445,043	260,166
Equipment, net	13,120	14,111	25,316
Goodwill	4,213,699	2,259,624	3,002,070
Intangible assets, net	1,738,773	444,112	1,116,506
Other assets	33,800	187,117	197,046
TOTAL ASSETS	11,372,514	3,350,007	4,601,104
Current liabilities
Accounts payable	476,780	514,949	842,777
Accrued interest	110,714	321,368	130,426
Accrued and deferred personnel compensation	325,281	299,534	237,691
Deferred revenue - related party		35,262	200,000
Deferred revenue and customer deposits	300,324	181,731	126,525
Convertible notes payable, net of discount		2,857,669	1,002,730
Notes payable	20,000	171,984	736,270
Cash payment obligation, net of discount			86,714
Derivative liabilities	209,089	3,074,504	1,573,859
Other current liabilities	231,567	250,144	245,227
Earn-out payable	46,567	2,032,881
Total current liabilities	1,720,322	9,740,026	5,182,219
Non-current liabilities
Long term accounts payable			125,846
Non-current liabilities	177,433		2,784,084
Earn-out payable	177,433		2,658,238
Total non-current liabilities	177,433		2,784,084
Total liabilities	1,897,755	9,740,026	7,966,303
Stockholders' equity (deficit)
Common stock, $0.001 par value; 150,000,000 shares authorized; 96,079,318 and 23,218,117 shares issued and outstanding as of June 30, 2013 and December 31, 2012, respectively	96,080	23,218	22,754
Equity payable	349,694
Additional paid-in capital	53,153,190	25,412,932	21,099,289
Accumulated deficit	(44,124,205)	(31,826,169)	(24,487,242)
Total stockholders' equity (deficit)	9,474,759	(6,390,019)	(3,365,199)
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY (DEFICIT)	$ 11,372,514	$ 3,350,007	$ 4,601,104